August 19, 2011

Via EDGAR

Mr. James Allegretto

Senior Assistant Chief Accountant

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, D.C. 20549

Re:	Burlington Coat Factory Warehouse Corporation
Registration Statement on Form S-4
Filed July 15, 2011
File No. 333-175594

Dear Mr. Allegretto:

On behalf of our client Burlington Coat Factory Warehouse Corporation, a Delaware corporation (the “Company”), and pursuant to the applicable provisions of the Securities Act of 1933, and the rules promulgated thereunder, please find enclosed for filing with the Securities and Exchange Commission (the “Commission”), a complete copy of Amendment No. 1 (“Amendment No. 1”) to the above-captioned Registration Statement on Form S-4 of the Company, filed on July 15, 2011 (the “Registration Statement”). A copy of Amendment No. 1 has been manually signed in accordance with Rule 302 of Regulation S-T and the signature pages thereto will be retained by the Company for a period of five years.

Amendment No. 1 reflects certain revisions to the Registration Statement in response to the comment letter to Mr. Paul C. Tang, the Executive Vice President and General Counsel of the Company, dated August 9, 2011, from the staff of the Commission (the “Staff”). In addition, Amendment No. 1 updates certain of the disclosures contained in the Registration Statement. The numbered paragraphs below set forth the Staff’s comments together with our responses.

Burlington Coat Factory Warehouse Corporation

August 19, 2011

Unless otherwise indicated, capitalized terms used herein have the meanings assigned to them in the Registration Statement.

Registration Statement on Form S-3

General

1.	We note that you are registering notes in reliance on our position enunciated in Exxon Capital Holdings Corp., SEC No-Action Letter (April 13, 1988). See also Morgan Stanley & Co. Inc., SEC No-Action Letter (June 5, 1991) and Shearman & Sterling, SEC No-Action Letter (July 2, 1993). Accordingly, with the next amendment, please provide us with a supplemental letter stating that you are registering the exchange offer in reliance on our position contained in these letters and include the representations contained in the Morgan Stanley and Shearman & Sterling no-action letters.

Response: In response to the Staff’s comment, the Company advises the Staff that it is providing the Staff supplementally herewith a letter stating that the Company is registering the exchange offer in reliance on the Staff’s position contained in the above-mentioned no-action letters which includes the representations contained in the Morgan Stanley and Shearman & Sterling no-action letters. Such letter has also been filed with the Commission.

Cautionary Note Regarding Forward Looking Statements, page ii

2.	The safe harbor for forward-looking statements provided in the Private Securities Litigation Reform Act of 1995 does not apply to statements made in connection with a tender offer. See Section 27A(b)(2)(C) of the Securities Act and Section 21E(b)(2)(C) of the Exchange Act. Therefore, please delete the reference to the safe harbor or state explicitly that the safe harbor protections it provides do not apply to statements made in connection with the offer.

Response: In response to the Staff’s comment the Company has revised the Registration Statement at page ii to make clear that the safe harbors do not apply to statements made in connection the offering.

The Exchange Offer, page 129

Conditions on the Exchange Offer, page 134

3.	We note your statement on page 135 that you will use your “reasonable judgment” in determining whether any law, statute, rule or regulation would impair your ability to proceed with the exchange offer. We note also, on page 134, your statement that you may determine in your “sole reasonable discretion” whether certain offer conditions have occurred or are satisfied. Please revise to include an objective standard for the determination of whether conditions have been satisfied or events have occurred.

Burlington Coat Factory Warehouse Corporation

August 19, 2011

Response: In response to the Staff’s comment the Company has removed the “reasonable judgment” qualifier from the above referenced section of the Registration Statement on page 135. In addition, the Company notes that on page 134 the qualifier “sole reasonable judgment” qualifies the Company’s ability to waive certain conditions and not determine whether certain offer conditions have occurred or have been satisfied. However, for purposes of clarity, the Company has removed the above referenced phrase from the Registration Statement on page 134.

Signatures, page II-48

4.	Please revise your signature pages so that each co-registrant includes the signatures of its principal executive officer, principal financial officer, principal accounting officer and at least a majority of its board of directors. Please note that, in the event a registrant is a limited liability company, the registration statement also should be signed by a majority of the board of directors of any corporate entity that signs the registration statement on behalf of such registrant as its sole member.

Response: In response to the Staff’s comment the Company has revised the Registration Statement to include for each co-registrant the signatures of its principal executive officer, principal financial officer, principal accounting officer and at least a majority of its board of directors. For each limited liability company the Company has revised the Registration Statement to include the signature of a majority of the board of directors of each corporate entity that signed the Registration Statement on behalf of such registrant as its sole member.

Exhibit 5.1

5.	Please delete the language, “of the rules and regulations of the Commission” from the following sentence in counsel’s legal opinion: “In giving this consent, we do not thereby admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of the rules and regulations of the Commission.”

Response: In response to the Staff’s comment, we respectfully advise the Staff that the phrase requested to be deleted contained a typographical error, and we have revised the phrase to read as follows: “In giving this consent, we do not thereby admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act or the rules and regulations of the Commission.”

6.	We note that counsel’s legal opinion “speaks only as of the date hereof and [they] assume no obligation to revise or supplement this opinion.” Please remove this date limitation or be advised that you must re-file the opinion on the date your registration statement becomes effective.

Burlington Coat Factory Warehouse Corporation

August 19, 2011

Response: In response to the Staff’s comment we respectfully advise the Staff that we will re-file the legal opinion on the date the Registration Statement becomes effective.

7.	The reference to “Delaware corporate law” also should include all applicable Delaware statutory provisions of law and the reported judicial decisions interpreting those laws. Please revise accordingly, or have counsel supplementally confirm this by filing correspondence on EDGAR, which will be part of the Commission’s official file regarding this registration statement.

Response: In response to the Staff’s comment we have revised the referenced section of the legal opinion to remove the modifier “corporate” so that the advice applies to all New York and Delaware law.

In addition, the Company hereby acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the Company may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We hope that the foregoing has been responsive to the Staff’s comments.

If you have any questions related to this letter, please contact me at (212) 446-4988

Sincerely,

/s/ Christopher A. Kitchen
Christopher A. Kitchen

cc:	Paul C. Tang, Esq.
Burlington Coat Factory Warehouse Corporation

Joshua N. Korff, Esq.

Kirkland & Ellis LLP